Property and Equipment, Net	6 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2024 and June 30, 2024, property and equipment, net consisted of the following:

	As of December 31, 2024	As of June 30, 2024
Electronic equipment	$712,585	$737,372
Leasehold improvements	184,546	185,361
Office equipment	83,116	83,483
	980,247	1,006,216
Less: Accumulated depreciation	(890,770)	(876,111)
Property and equipment, net	$89,477	$130,105

For the six months ended December 31, 2024 and 2023, depreciation expenses were $54,035 and $120,258, respectively.